Accumulated other Comprehensive Income - Summary of Accumulated Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	S/ 2,489,737	S/ 3,081,912	S/ 3,173,707
Tax effects		15,004	(7,298)
Ending balance	2,589,078	2,489,737	3,081,912
Reserve of cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(87)	(926)	(1,613)
(Charge) credit for the year	650	1,190	954
Tax effects	(192)	(351)	(267)
Other comprehensive income of the year	458	839	687
Ending balance	371	(87)	(926)
Reserve of exchange differences on translation [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(54,556)	(64,441)	(19,030)
(Charge) credit for the year	(9,166)	9,885	(45,411)
Other comprehensive income of the year	(9,166)	9,885	(45,411)
Ending balance	(63,722)	(54,556)	(64,441)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	7,461	51,142	31,169
(Charge) credit for the year		(3,149)	26,991
Tax effects		929	(7,018)
Transfer to profit or loss (Note 10)		(41,461)
Other comprehensive income of the year		(43,681)	19,973
Ending balance	7,461	7,461	51,142
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(8,455)	(17,740)	(12,602)
(Charge) credit for the year	9,222	10,965	(6,942)
Tax effects	(2,729)	(3,243)	1,804
Transfer to profit or loss (Note 10)		1,563
Other comprehensive income of the year	6,493	9,285	(5,138)
Ending balance	(1,962)	(8,455)	(17,740)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(55,637)	(31,965)	(2,076)
(Charge) credit for the year	706	18,891	(24,408)
Tax effects	(2,921)	(2,665)	(5,481)
Transfer to profit or loss (Note 10)		(39,898)
Other comprehensive income of the year	(2,215)	(23,672)	(29,889)
Ending balance	S/ (57,852)	S/ (55,637)	S/ (31,965)